Share based compensation - Options Outstanding (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	710,000
Seadrill Scheme
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	2,241,116	2,838,758	3,875,891
Granted (in shares)		0	270,000
Exercised (in shares)	0	(461,477)	(700,418)
Forfeited (in shares)	(935,945)	(136,165)	(606,715)
Outstanding at end of year (in shares)	2,015,171	2,241,116	2,838,758
Exercisable at end of year (in shares)	882,152	1,169,584	1,080,306
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in US dollars per share)	$ 35.10	$ 28.53	$ 29.88
Granted (in US dollars per share)	12.04	0.00	45.66
Exercised (in US dollars per share)	0.00	20.19	22.60
Forfeited (in US dollars per share)	32.81	34.57	32.30
Outstanding at end of year (in US dollars per share)	28.53	35.10	28.53
Exercisable at end of year (in US dollars per share)	$ 36.14	$ 27.38	$ 27.38